EliteDesigns® II Variable Annuity	EliteDesigns® II Variable Annuity
Issued by:	Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001	First Security Benefit Life Insurance and Annuity Company of New York 121 State Street Albany, NY 12207

Supplement Dated December 2, 2021
To Updating Summary Prospectus Dated May 1, 2021

The following replaces the Ongoing Fees and Expenses (annual charges) portion of the table in the section “Important Information You Should Consider About the Contract”:

Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table
Fee Table – Examples
Charges and Deductions – Mortality and Expense Risk Charge
Charges and Deductions – Return of Premium Death Benefit Rider Charge
Charges and Deductions – Administration Charge
Appendix A – Underlying Funds Available Under the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.25%	1.45%
	Investment options[2] (Underlying Fund fees and expenses)	0.35%	4.85%
	Optional benefit available for an additional charge[3]	0.35%
1  As a percentage of Contract Value allocated to the Separate Account. The Base Contract Expenses do not reflect any applicable Platform Charge, which is an annual charge deducted from Contract Value invested in certain Subaccounts.
2  As a percentage of Underlying Fund average net assets.
3  As a percentage of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,447.65	Highest Annual Cost: $4,762.21
Assumes:
•  Investment of $100,000
•  5% annual appreciation
•  Least expensive combination of Base Contract charge and Underlying Fund fees and expenses
•  No optional benefits
•  No advisory fees
•  No additional Purchase Payments, transfers or withdrawals

Assumes:
•  Investment of $100,000
•  5% annual appreciation
•  Most expensive combination of Base Contract charge, optional benefit and Underlying Fund fees and expenses
•  No advisory fees
•  No additional Purchase Payments, transfers or withdrawals

Please Retain This Supplement For Future Reference